Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-Based Compensation

(7) STOCK-BASED COMPENSATION

2020 Amended and Restated Equity Incentive Plan

On April 1, 2020, the board of directors approved a new equity incentive plan, or the 2020 Equity Incentive Plan, that replaced the 2015 Share Award Scheme.

In July 2020, the Company adopted the Amended and Restated 2020 Equity Incentive Plan, or the 2020 Plan. The 2020 Plan replaced the Company’s 2020 Equity Incentive Plan and a total of 7,874,862 shares were reserved under the 2020 Plan.

Stock Option Modification

In connection with the transfer of employees to Tallac Therapeutics, Dr. Hong Wan, the Company’s former Chief Scientific Officer, and eight of the Company’s employees, or Transferred Employees, terminated their employment with the Company effective as of June 30, 2020 and became employees of Tallac Therapeutics effective as of July 1, 2020. The options to purchase shares of the Company’s common stock that were previously granted to the Transferred Employees will continue to vest and be exercisable subject to the Transferred Employees remaining service providers under the original terms of the award. The Company evaluated the change in status from an employee to a consultant in accordance with ASC 718. While the Company concluded that the change in status did not affect the vesting condition or the classification of the initial awards, the significant reduction in the level of services that the grantees were expected to provide under the original awards as compared to the level of services expected under the Tallac Services Agreement will no longer meet the substantive service condition requirements and therefore the compensation cost for the unvested awards was recognized immediately with no future service requirement. The Company recorded $2.3 million in stock-based compensation expenses related to the modification for the three months ended June 30, 2020.

In September 2020, in connection with the resignation of the Company’s former Chief Business Officer and the entry into a consulting agreement with him, the Company evaluated the change in status from an employee to a consultant in accordance with ASC 718. While the Company concluded that the change in status did not affect the vesting condition or the classification of the initial awards, the significant reduction in the level of services that the grantee was expected to provide under the original awards as compared to the level of services expected under the consulting agreement will no longer meet the substantive service condition requirements and therefore the compensation expense for the unvested awards expected to vest during the consultancy was recognized immediately with no future service requirement. The Company recorded $0.2 million in stock-based compensation expenses related to the modification for the three months ended September 30, 2020.

Stock-based Compensation Expense

Total stock-based compensation expense recognized in the condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020	2019	2020
Research and development	$25	$(359)	$79	$2,008
General and administrative	10	1,048	24	1,685
Cost of services for related-party revenue	51	—	119	—

	$86	$689	$222	$3,693

Predecessor Company
Share-Based Compensation
(6)	SHARE-BASED COMPENSATION

During 2015, the Company adopted an equity compensation plan, the 2015 Share Award Scheme, or the Plan, for eligible employees, officers, directors, advisors, and consultants. The Plan provides for the grant of incentive and non-statutory share options. The Plan permits the Company to grant up to 2,143,117 ordinary share awards, including incentive share options, non-statutory share options, conditional share awards and restricted share awards.

The terms of the share option agreements, including vesting requirements, are determined by the Board of Directors, subject to the provisions of the Plan. The term of the options generally expire, upon the earliest of (i) termination of continuous service for cause (ii) three months after the termination of continuous service for reasons other than cause, death or disability (iii) twelve months after the termination of continuous service due to disability (iv) eighteen months after the employee’s death if the employee died during the period of continuous service (v) expiration date in the grant notice or (vi) the day before the tenth anniversary of the date of grant. The exercise price of the incentive share options must equal at least the fair market value of the share on the date of grant.

All awards that are canceled, forfeited or expired are returned to the Plan and are available for grant in conjunction with the issuance of new awards. Share options granted are exercisable over a maximum term of 10 years from the date of grant and generally vest over an agreed service period, usually four years.

Certain share options granted under the Plan provide option holders the right to elect to exercise unvested options in exchange for ordinary shares. Such unvested ordinary shares are subject to a repurchase right held by the Company at the original issuance price in the event the optionee’s service to the Company is terminated either voluntarily or involuntarily. The right lapses as the underlying repurchase right expires. These repurchase terms are considered to be a forfeiture provision. The cash received from employees for exercise of unvested options is treated as a refundable deposit and is classified as a liability on the consolidated balance sheets. At December 31, 2018 and December 31, 2019, there were 116,048 and 34,024 unvested early exercised options and the liability related to these unvested options was $0.1 million and approximately $27,000, respectively.

(a) Option Activity

The following table provides a summary of share option activity under the Plan and related information:

		OUTSTANDING OPTIONS
	SHARES AVAILABLE TO GRANT	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
					(in thousands)
Balance outstanding at December 31, 2017	218,322	719,527	$0.99	9.18	$—
Granted	(187,186)	187,186	$1.85
Exercised	—	(6,914)	$0.99
Canceled/forfeited	34,980	(34,980)	$0.99
Shares repurchased	6,899	—	—

Balance outstanding at December 31, 2018	73,015	864,819	$1.17	8.54	$582
Authorized	818,010
Granted	(341,871)	341,871	$1.91
Exercised	—	(5,199)	$1.86
Canceled/forfeited	17,746	(17,746)	$1.88

Balance outstanding at December 31, 2019	566,900	1,183,745	$1.37	8.06	$638

Exercisable at December 31, 2019		565,975	$1.16	7.56	$424

As of December 31, 2019, there was unrecognized share-based compensation expense of $0.6 million, related to unvested share options which the Company expects to recognize over a weighted-average period of 2.7 years.

The aggregate intrinsic values of options outstanding and exercisable were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s ordinary shares as determined by the Board of Directors as of December 31, 2018 and December 31, 2019. The total intrinsic value of options exercised during the years ended December 31, 2018 and 2019 were immaterial.

Compensation cost for share options granted is based on the grant-date fair value estimated and is recognized over the vesting period of the applicable option on a straight-line basis. The weighted-average grant-date fair value per share for share options granted during the years ended December 31, 2018 and December 31, 2019 was $1.14 and $1.27, respectively. The total fair value of options that vested during the years ended December 31, 2018 and December 31, 2019 was approximately $0.1 million and $0.3 million, respectively.

Share-based compensation expense includes share options granted to employees and nonemployees and has been reported in the Company’s consolidated statements of operations and comprehensive loss as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$195	$105
General and administrative	16	33
Cost of services for related-party revenue	58	159

Total	$269	$297

The Company’s computation of share-based compensation expense for the years ended December 31, 2018 and December 31, 2019 is based on the fair value of ordinary shares of $1.85 and $1.91, respectively, and is adjusted for actual forfeitures as they occur. The fair value of each option grant during the years ended December 31, 2018 and December 31, 2019 was estimated on the date of grant using the Black-Scholes option-pricing model with the following:

YEAR ENDED DECEMBER 31,
	2018	2019
Expected term (in years)	5.2 – 6.0	4.4 – 6.0
Risk-free interest rate	2.6% – 3.0%	1.7% – 2.1%
Expected dividend rate	–	–
Expected share price volatility	66.5% – 68.7%	75.2% – 80.5%

Expected Term. The expected term of the options represents the average period the share options are expected to remain outstanding. As the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the expected term of options granted is derived from the average midpoint between the weighted average vesting and the contractual term, also known as the simplified method.

Risk-Free Interest Rate. The risk-free interest rate is based on the yield of U.S. Treasury notes as of the grant date with terms commensurate with the expected term of the option.

Dividend Yield. The expected dividends assumption is based on the Company’s expectation of not paying dividends in the foreseeablefuture.

Volatility. Since the Company is private and does not have any trading history for its ordinary shares, the expected volatility is based on the historical volatilities of the common shares of comparable publicly traded companies. The Company selected companies with comparable characteristics, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the Company’s share-based awards.

Estimated Fair Value. The estimated fair value of the shares of common stock underlying stock options was determined by the Company’s board of directors. Because there was no public market for the Company’s common stock, the board of directors determined fair value of the common stock at the time of grant of the options by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, sales of convertible preferred stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock, among other factors.

(b) Founder Stock Activity

The following table provides a summary of Founder Stock activity:

	NUMBER OF SHARES	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Unvested at December 31, 2017	455,477	$0.35
Vested	(341,613)	0.35
Unvested at December 31, 2018	113,864	0.35
Vested	(113,864)	0.35

Unvested at December 31, 2019	—	$ —

There were no Founder Stock granted during the years ended December 31, 2018 and December 31, 2019. The total fair value of Founder Stock that vested during the years ended December 31, 2018 and December 31, 2019 were $0.1 million and $40,000, respectively.